NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Prepayment (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Prepayment

Prepayment

Prepayment consists of advances to suppliers for purchasing raw materials or services that have not been received or provided. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.